ORGANIZATION AND BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS

NOTE 1—ORGANIZATION AND BUSINESS

Aptera Motors Corp. (“Aptera” the “Company,” “we,” “us” or “our” and similar terms refers to Aptera Motors Corp. and its subsidiaries unless the context otherwise requires) was incorporated on March 4, 2019 (“Inception”) in the State of Delaware. The Company is developing a solar electric vehicle focused on efficiency. In September 2023, the Company established the subsidiary company Aptera Motors Italia Srl, based in Modena, Italy.

Risks and Uncertainties

Our business is highly sensitive to domestic and global economic and business conditions as well as local, state, and federal government policy decisions. Several factors beyond our control could cause material fluctuations in our business and financial condition. In addition, we require a significant amount of capital to fund vehicle manufacturing, have a limited operating history and operate with small management and development teams that contain key employees. We also face significant barriers to market entry and competing technologies. At times, we have experienced constraints and volatility in our supply chain that resulted in increased costs to us. Furthermore, we are affected by uncertain regulatory conditions, fluctuations in demand, and inflation in production and shipping costs. These conditions could affect the volatility of our business, our financial condition and our results of operations.

Going Concern and Management’s Plans

We have incurred losses from operations since inception and have not generated any revenue to date. We expect to incur significant costs associated with vehicle development, testing, production, and operations before generating revenue. We require financing from external sources to continue as a going concern. These factors raise substantial doubt about our ability to continue as a going concern for the next twelve months.

Historically, we have funded our operations primarily through the issuance of common stock, including Regulation A+, Regulation CF, and Regulation D offerings.

The Company’s ability to continue as a going concern for the next twelve months is dependent on its ability to obtain sufficient funding through its Regulation A+ and Regulation D stock offerings, as well as the successful implementation of significant cost reduction measures.

To address its liquidity needs, the Company is actively pursuing its Regulation A+ and Regulation D stock offerings. However, the extent and timing of these offerings’ success remain uncertain. In addition, the Company is implementing cost reduction measures, which may include significant workforce and salary reductions, along with reductions in discretionary spending and renegotiation of vendor contracts. The extent and impact of these cost reductions introduce substantial uncertainty regarding the Company’s ability to maintain operations at current levels for the next twelve months.

We are also exploring various other financing options to address our future capital needs. These options may include, but are not limited to, public offerings of equity or debt, private placements, and strategic partnerships. However, there is no guarantee that we will be able to secure such financing on favorable terms, or at all.

While management believes these actions will improve the Company’s liquidity position, there is no guarantee that they will be sufficient to fully address the Company’s financial challenges. If the Company is unable to secure adequate funding or successfully implement its cost reduction plans, it may be required to pursue alternative financing strategies, further reduce operations, or seek other strategic alternatives.

If we are unable to obtain adequate financing, we may be required to implement the aforementioned cost-cutting measures, reduce investments in product development, or significantly curtail our operations. These actions could have a material adverse effect on our business, financial condition, and results of operations. The potential impact of these uncertainties is not reflected in the accompanying financial statements.

NOTE 1—ORGANIZATION AND BUSINESS

Aptera Motors Corp. (“Aptera” the “Company,” “we,” “us” or “our” and similar terms refers to Aptera Motors Corp. and its subsidiaries unless the context otherwise requires) was incorporated on March 4, 2019 (“Inception”) in the State of Delaware. The Company is developing a solar electric vehicle focused on efficiency. In September 2023, the Company established the subsidiary company Aptera Motors Italia Srl, based in Modena, Italy.

Risks and Uncertainties

Our business is highly sensitive to domestic and global economic and business conditions as well as local, state, and federal government policy decisions. Several factors beyond our control could cause material fluctuations in our business and financial condition. In addition, we require a significant amount of capital to fund vehicle manufacturing, have a limited operating history and operate with small management and development teams that contain key employees. We also face significant barriers to market entry and competing technologies. At times, we have experienced constraints and volatility in our supply chain that resulted in increased costs to us. Furthermore, regulatory conditions are inherently uncertain, volatility in demand, and inflation of production and shipping costs. These conditions could affect the volatility of our business, our financial condition and our results of operations.

Going Concern and Management’s Plans

We have incurred losses from operations since inception and have not generated any revenue to date. We expect to incur significant costs associated with vehicle development, testing, production, and operations before generating revenue. We require financing from external sources to continue as a going concern. These factors raise substantial doubt about our ability to continue as a going concern for the next twelve months.

Historically, we have funded our operations primarily through the issuance of common stock, including Regulation A+, Regulation CF, and Regulation D offerings.

The Company’s ability to continue as a going concern for the next twelve months is dependent on its ability to obtain sufficient funding through its Regulation A+ and Regulation D stock offerings, as well as the successful implementation of significant cost reduction measures.

To address its liquidity needs, the Company is actively pursuing its Regulation A+ and Regulation D stock offerings. However, the extent and timing of these offerings’ success remain uncertain. In addition, the Company is implementing cost reduction measures, which may include significant workforce and salary reductions, along with reductions in discretionary spending and renegotiation of vendor contracts. The extent and impact of these cost reductions introduce substantial uncertainty regarding the Company’s ability to maintain operations at current levels for the next twelve months.

We are also exploring various other financing options to address our future capital needs. These options may include, but are not limited to, public offerings of equity or debt, private placements, and strategic partnerships. However, there is no guarantee that we will be able to secure such financing on favorable terms, or at all.

While management believes these actions will improve the Company’s liquidity position, there is no guarantee that they will be sufficient to fully address the Company’s financial challenges. If the Company is unable to secure adequate funding or successfully implement its cost reduction plans, it may be required to pursue alternative financing strategies, further reduce operations, or seek other strategic alternatives.

If we are unable to obtain adequate financing, we may be required to implement the aforementioned cost-cutting measures, reduce investments in product development, or significantly curtail our operations. These actions could have a material adverse effect on our business, financial condition, and results of operations. The potential impact of these uncertainties is not reflected in the accompanying financial statements.